UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Avalon
Address:  4 Connell Drive, 5th Fl.
          Berkeley Heights, N.J. 07922

13 File Number: 28-01080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      JOHN W. HOLMAN, JR.
Title:
Phone:
Signature, Place and Date of Signing:

    JOHN W. HOLMAN, JR.  October 31, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    49844

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101     7248   166000 SH       OTHER    01               0   166000        0
D ADOBE SYS INC  COM STK         OPTIONS - PUTS   00724F1MJ     1746    40000 SH  PUT  OTHER    01               0    40000        0
D ALLSCRIPTS HEALTHCAR E SOLUTIO COMMON STOCK     01988P108      919    34000 SH       OTHER    01               0    34000        0
D AMERICAN SUPERCONDUC TOR CORP  COMMON STOCK     030111108      696    34000 SH       OTHER    01               0    34000        0
D AMGEN INC  COM STK             COMMON STOCK     031162100     1166    20605 SH       OTHER    01               0    20605        0
D BIOGEN IDEC INC                COMMON STOCK     09062X103     3951    59569 SH       OTHER    01               0    59569        0
D CIRRUS LOGIC INC  COM STK      COMMON STOCK     172755100      256    40000 SH       OTHER    01               0    40000        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101      822    34000 SH       OTHER    01               0    34000        0
D CRAY INC  COM STK              COMMON STOCK     225223304     1037   144000 SH       OTHER    01               0   144000        0
D FEI CO  COM STK                COMMON STOCK     30241L109      409    13000 SH       OTHER    01               0    13000        0
D ILLUMINA INC  COM STK          COMMON STOCK     452327109     2853    55000 SH       OTHER    01               0    55000        0
D LEVEL 3 COMMUNICATIO NS INC CO COMMON STOCK     52729N100      618   133000 SH       OTHER    01               0   133000        0
D LIBERTY GLOBAL INC SR-C COM ST COMMON STOCK     530555309     2126    55000 SH       OTHER    01               0    55000        0
D NORTEL NETWORKS CORP           COMMON STOCK     656568508      798    46997 SH       OTHER    01               0    46997        0
D PEABODY ENERGY CORP  COM STK   COMMON STOCK     704549104     1628    34000 SH       OTHER    01               0    34000        0
D PEABODY ENERGY CORP  COM STK   OPTIONS - PUTS   99O93NYS6     2394    50000 SH  PUT  OTHER    01               0    50000        0
D PENSKE AUTOMOTIVE GR OUP INC C COMMON STOCK     70959W103      688    34000 SH       OTHER    01               0    34000        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102      788     8000 SH       OTHER    01               0     8000        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302     2823    55000 SH       OTHER    01               0    55000        0
D SALESFORCE COM INC  COM STK    OPTIONS - PUTS   99ACN0C56     2053    40000 SH  PUT  OTHER    01               0    40000        0
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK     806857108     2205    21000 SH       OTHER    01               0    21000        0
D SHAW GROUP INC  COM STK        COMMON STOCK     820280105     1220    21000 SH       OTHER    01               0    21000        0
D STREETTRACKS GOLD TR UST       US ETF'S - US TR 863307104     4043    55000 SH       OTHER    01               0    55000        0
D TELEDYNE TECHNOLOGIE S INC COM COMMON STOCK     879360105     1121    21000 SH       OTHER    01               0    21000        0
D TELEFONOS DE MEXICO SA TELMEX  ADRS STOCKS      879403780     2031    61800 SH       OTHER    01               0    61800        0
D WHITE MOUNTAINS INSURANCE GROU COMMON STOCK     G9618E107     2859     5500 SH       OTHER    01               0     5500        0
D XL CAPITAL LTD CL-A COM STK    COMMON STOCK     G98255105     1346    17000 SH       OTHER    01               0    17000        0
S REPORT SUMMARY                 27 DATA RECORDS               49844        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED